Average Annual Total Returns - Invesco KBW High Dividend Yield Financial ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	KBW Nasdaq Financial Sector Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	KBW Nasdaq Financial Sector Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	KBW Nasdaq Financial Sector Dividend Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 02, 2010	20.56%	5.92%	8.20%	16.50%	3.41%	5.77%	12.20%	3.92%	5.94%	20.74%	6.04%	8.47%	32.13%	11.17%	12.85%